Fair Value (Reconciliation of all Assets Measured at Fair Value on Recurring Basis, Using Significant Unobservable Inputs (Level 3)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Ending Balance of Recurring Level 3 Assets		$ 0		$ 0
Obligations of State and Political Subdivisions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance of Recurring Level 3 Assets	11,728	4,075	12,169	4,772	4,772	0
Total Gains or Losses (realized/unrealized) Included in Earnings	(129)	51	(150)	51	156	0
Maturities / Calls	(160)	0	(580)	(697)	0	0
Purchases	0	7,665	0	7,665	7,938	4,075
Ending Balance of Recurring Level 3 Assets	11,439	11,791	11,439	11,791	12,169	4,772
Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance of Recurring Level 3 Assets	353	353	353	353	353	353
Total Gains or Losses (realized/unrealized) Included in Earnings	0	0	0	0	0	0
Maturities / Calls	0	0	0	0	0	0
Purchases	0	0	0	0	0	0
Ending Balance of Recurring Level 3 Assets	353	353	353	353	353	353
Corporate Securities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance of Recurring Level 3 Assets	0	0	0	1,005	1,005	0
Total Gains or Losses (realized/unrealized) Included in Earnings	0	0	0	0	0	0
Maturities / Calls	0	0	0	(1,005)	(1,005)	0
Purchases	0	0	0	0	0	1,005
Ending Balance of Recurring Level 3 Assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,005